Other Equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Equity [Abstract]
Disclosure of other equity [Text block]

30. OTHER EQUITY

(1)	Details of other equity are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Other comprehensive income:
Gain on valuation of AFS financial assets	386,981	301,930
Share of other comprehensive loss of joint ventures and associates	(1,863)	(1,251)
Loss on foreign currencies translation for foreign operations	(48,353)	(242,700)
Remeasurement of the net defined benefit liability	(163,397)	(152,624)
Gain on valuation of cash flow hedges	—	777
Equity related to current assets held for sale	—	4,145

Sub-total	173,368	(89,723)

Treasury shares	(34,113)	(34,113)
Other capital adjustments	(1,607,280)	(1,815,438)

Total	(1,468,025)	(1,939,274)

(2)	Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Beginning balance	Increase (decrease) on valuation	Reclassification(*)	Income tax effect	Ending balance
Gain (loss) on valuation of available-for-sale financial assets	300,994	190,842	(101,439)	(15,712)	374,685
Share of other comprehensive income (loss) of joint ventures and associates	2,779	4,409	—	(1,114)	6,074
Gain (loss) on foreign currency translation of foreign operations	(107,721)	49,421	—	(12,489)	(70,789)
Remeasurement of the net defined benefit liability	(119,375)	(102,467)	—	24,263	(197,579)
Loss on valuation of cash flow hedges	(10,371)	—	—	—	(10,371)

Total	66,306	142,205	(101,439)	(5,052)	102,020

	For the year ended December 31, 2016
	Beginning balance	Increase (decrease) on valuation	Reclassification(*)	Income tax effect	Ending balance
Gain (loss) on valuation of available-for-sale financial assets	374,685	114,617	(101,647)	(674)	386,981
Share of other comprehensive income (loss) of joint ventures and associates	6,074	(9,274)	—	1,337	(1,863)
Gain (loss) on foreign currency translation of foreign operations	(70,789)	30,368	—	(7,932)	(48,353)
Remeasurement of the net defined benefit liability	(197,579)	45,096	—	(10,914)	(163,397)
Gain (loss) on valuation of cash flow hedges	(10,371)	10,371	—	—	—

Total	102,020	191,178	(101,647)	(18,183)	173,368

	For the year ended December 31, 2017
	Beginning balance	Increase (decrease) on valuation	Reclassification(*)	Income tax effect	Ending balance
Gain (loss) on valuation of available-for-sale financial assets	386,981	80,997	(164,803)	(1,245)	301,930
Share of other comprehensive income (loss) of joint ventures and associates	(1,863)	2,516	—	(1,904)	(1,251)
Loss on foreign currency translation of foreign operations	(48,353)	(193,272)	—	(1,075)	(242,700)
Remeasurement gain (loss) related to defined benefit plan	(163,397)	6,216	—	4,557	(152,624)
Gain (loss) on valuation of cash flow hedges	—	1,025	—	(248)	777
Transfer to non-current assets held for sale	—	4,145	—	—	4,145

Total	173,368	(98,373)	(164,803)	85	(89,723)

(*)	For the change in gain (loss) on valuation of AFS financial assets, “reclassification” is disposal or recognition of impairment losses on AFS financial assets.